Condensed Balance Sheets (Parenthetical) (Detail) - $ / shares	Dec. 31, 2018	Dec. 31, 2017
Class A Ordinary Shares
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value (in dollars per share)	$ 0.00001
Ordinary shares, shares authorized (in shares)	1,200,000,000	1,200,000,000
Ordinary shares, shares issued (in shares)	499,706,628	496,636,128
Ordinary shares, shares outstanding (in shares)	499,706,628	496,636,128
Class B Ordinary Shares
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value (in dollars per share)	$ 0.00001
Ordinary shares, shares authorized (in shares)	300,000,000	300,000,000
Ordinary shares, shares issued (in shares)	174,649,638	174,649,638
Ordinary shares, shares outstanding (in shares)	174,649,638	174,649,638
Parent Company | Class A Ordinary Shares
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value (in dollars per share)	$ 0.00001
Ordinary shares, shares authorized (in shares)	1,200,000,000	1,200,000,000
Ordinary shares, shares issued (in shares)	499,706,628	496,636,128
Ordinary shares, shares outstanding (in shares)	499,706,628	496,636,128
Parent Company | Class B Ordinary Shares
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value (in dollars per share)	$ 0.00001
Ordinary shares, shares authorized (in shares)	300,000,000	300,000,000
Ordinary shares, shares issued (in shares)	174,649,638	174,649,638
Ordinary shares, shares outstanding (in shares)	174,649,638	174,649,638